BUSINESS COMBINATION (Fair Values of the Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 12, 2019
Business Acquisition [Line Items]
Goodwill	$ 4,555	$ 4,555	$ 4,555
Dynamo Creative SRL
Business Acquisition [Line Items]
Cash and cash equivalents				$ 50
Accounts receivables				417
Other current assets				7
Property and equipment				17
Other non-current assets				39
Total tangible assets				530
Customer relationships				198
Goodwill				4,555
Total asset acquired				5,283
Less: assumed liabilities				(283)
Net assets acquired				$ 5,000